Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
October 31, 2021
SFE-NPRT1-1221
1.9892236.102

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
COMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 0.7%
Cogent Communications Holdings, Inc.	918	$ 70,310
IDT Corp. Class B (a)	932	45,081
Liberty Global PLC Class C (a)	6,103	176,010
Lumen Technologies, Inc. (b)	12,644	149,958
		441,359
Entertainment – 0.4%
Sciplay Corp. Class A (a)	2,680	54,163
World Wrestling Entertainment, Inc. Class A	1,224	74,774
Zynga, Inc. Class A (a)	13,454	99,291
		228,228
Interactive Media & Services – 0.3%
j2 Global, Inc. (a)	756	96,972
Yelp, Inc. (a)	1,719	66,405
		163,377
Media – 2.3%
Altice USA, Inc. Class A (a)	3,627	59,120
AMC Networks, Inc. Class A (a)	1,076	42,814
Cable One, Inc.	71	121,496
DISH Network Corp. Class A (a)	3,273	134,422
Gray Television, Inc.	2,577	60,405
John Wiley & Sons, Inc. Class A	1,080	58,504
Meredith Corp. (a)	1,253	72,975
News Corp. Class A	6,370	145,873
Nexstar Media Group, Inc. Class A	670	100,453
Scholastic Corp.	1,429	51,715
Sirius XM Holdings, Inc. (b)	16,898	102,909
TechTarget, Inc. (a)	697	65,734
TEGNA, Inc.	4,276	84,066
The Interpublic Group of Cos., Inc.	4,756	173,927
The New York Times Co. Class A	2,209	120,589
		1,395,002
TOTAL COMMUNICATION SERVICES		2,227,966
CONSUMER DISCRETIONARY – 13.8%
Auto Components – 1.3%
Autoliv, Inc.	1,243	120,385
BorgWarner, Inc.	3,315	149,407
Dorman Products, Inc. (a)	766	79,955
Gentex Corp.	3,768	133,350
Gentherm, Inc. (a)	902	66,414
Lear Corp.	801	137,652
Standard Motor Products, Inc.	1,339	64,138
		751,301
Automobiles – 0.2%
Harley-Davidson, Inc.	2,682	97,866
Distributors – 0.3%
LKQ Corp. (a)	3,600	198,288
Diversified Consumer Services – 1.1%
American Public Education, Inc. (a)	1,859	46,456

	Shares	Value

Carriage Services, Inc.	1,492	$ 76,763
Frontdoor, Inc. (a)	1,913	71,317
Graham Holdings Co. Class B	114	66,787
Grand Canyon Education, Inc. (a)	988	78,744
H&R Block, Inc.	3,667	84,598
Perdoceo Education Corp. (a)	4,723	50,158
Service Corp. International	2,350	160,951
		635,774
Hotels, Restaurants & Leisure – 1.6%
Boyd Gaming Corp. (a)	1,591	101,474
Choice Hotels International, Inc.	680	95,622
Cracker Barrel Old Country Store, Inc.	588	78,304
Jack in the Box, Inc.	698	69,067
Papa John's International, Inc.	717	88,965
RCI Hospitality Holdings, Inc.	831	56,342
Texas Roadhouse, Inc.	1,159	102,931
Travel + Leisure Co.	1,772	96,290
Vail Resorts, Inc.	538	185,454
Wingstop, Inc.	559	96,411
		970,860
Household Durables – 2.1%
Century Communities, Inc.	967	64,847
Ethan Allen Interiors, Inc.	2,265	52,571
La-Z-Boy, Inc.	1,868	62,092
M/I Homes, Inc. (a)	1,052	60,238
Mohawk Industries, Inc. (a)	803	142,300
Newell Brands, Inc.	5,471	125,231
Taylor Morrison Home Corp. (a)	3,021	92,231
Tempur Sealy International, Inc.	2,947	131,053
Toll Brothers, Inc.	1,888	113,601
TopBuild Corp. (a)	534	137,222
Tri Pointe Homes, Inc. (a)	3,180	76,924
Whirlpool Corp.	813	171,405
		1,229,715
Internet & Direct Marketing Retail – 0.4%
Qurate Retail, Inc. Class A	7,738	80,785
Revolve Group, Inc. (a)	1,117	83,819
Shutterstock, Inc.	678	82,140
		246,744
Leisure Products – 0.5%
Brunswick Corp.	1,202	111,894
Smith & Wesson Brands, Inc.	2,441	52,482
Sturm Ruger & Co., Inc.	774	61,053
Vista Outdoor, Inc. (a)	1,686	70,542
		295,971
Multiline Retail – 0.6%
Dillard's, Inc. Class A (b)	354	81,823
Kohl's Corp.	2,434	118,122
Macy's, Inc.	5,729	151,647
		351,592
Specialty Retail – 4.1%
Abercrombie & Fitch Co. Class A (a)	1,945	76,905

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Academy Sports & Outdoors, Inc. (a)	1,779	$ 76,106
Advance Auto Parts, Inc.	852	192,143
American Eagle Outfitters, Inc. (b)	2,859	67,873
Asbury Automotive Group, Inc. (a)	432	84,547
AutoNation, Inc. (a)	932	112,884
Bath & Body Works, Inc.	3,262	225,371
Citi Trends, Inc. (a)	717	55,467
Dick's Sporting Goods, Inc.	1,074	133,401
Foot Locker, Inc.	1,875	89,381
Genesco, Inc. (a)	1,018	61,681
Group 1 Automotive, Inc.	456	81,989
Haverty Furniture Companies, Inc.	1,488	42,706
Hibbett, Inc.	733	56,763
Lithia Motors, Inc.	412	131,519
MarineMax, Inc. (a)	1,137	58,885
Penske Automotive Group, Inc.	859	91,097
Rent-A-Center, Inc.	1,316	70,090
RH (a)	225	148,417
Sally Beauty Holdings, Inc. (a)	3,666	55,943
Shoe Carnival, Inc.	1,646	55,750
Signet Jewelers Ltd.	1,288	114,864
The Buckle, Inc.	1,433	59,641
Urban Outfitters, Inc. (a)	1,947	62,168
Williams-Sonoma, Inc.	1,030	191,302
Winmark Corp.	272	63,327
		2,460,220
Textiles, Apparel & Luxury Goods – 1.6%
Capri Holdings Ltd. (a)	2,260	120,322
Carter's, Inc.	893	87,978
Crocs, Inc. (a)	961	155,154
Deckers Outdoor Corp. (a)	378	149,427
Kontoor Brands, Inc.	1,307	69,271
Levi Strauss & Co. Class A	2,494	65,293
Movado Group, Inc.	1,744	58,075
Skechers U.S.A., Inc. Class A (a)	2,194	101,385
Tapestry, Inc.	3,753	146,292
		953,197
TOTAL CONSUMER DISCRETIONARY		8,191,528
CONSUMER STAPLES – 3.1%
Beverages – 0.2%
Molson Coors Beverage Co. Class B	2,907	128,169
Food & Staples Retailing – 0.1%
Ingles Markets, Inc. Class A	994	68,775
Food Products – 2.0%
Bunge Ltd.	2,043	189,264
Campbell Soup Co.	3,203	127,960
Darling Ingredients, Inc. (a)	2,310	195,241
Flowers Foods, Inc.	4,220	104,445
Ingredion, Inc.	1,277	121,609

	Shares	Value

J&J Snack Foods Corp.	476	$ 70,234
John B Sanfilippo & Son, Inc.	685	57,882
Lamb Weston Holdings, Inc.	2,227	125,714
Lancaster Colony Corp.	471	80,070
Sanderson Farms, Inc.	487	92,262
		1,164,681
Household Products – 0.1%
WD-40 Co.	350	79,450
Personal Products – 0.5%
Herbalife Nutrition Ltd. (a)	1,961	90,990
Medifast, Inc.	319	62,610
Nu Skin Enterprises, Inc. Class A	1,471	59,061
USANA Health Sciences, Inc. (a)	676	65,613
		278,274
Tobacco – 0.2%
Universal Corp.	1,320	62,040
Vector Group Ltd.	5,003	66,340
		128,380
TOTAL CONSUMER STAPLES		1,847,729
ENERGY – 3.7%
Energy Equipment & Services – 0.5%
Cactus, Inc. Class A	2,227	96,874
ChampionX Corp. (a)	4,377	114,809
National Energy Services Reunited Corp. (a)	5,476	64,069
		275,752
Oil, Gas & Consumable Fuels – 3.2%
Antero Resources Corp. (a)	7,071	140,501
Cabot Oil & Gas Corp.	7,440	158,621
CONSOL Energy, Inc. (a)	3,077	84,648
Continental Resources, Inc.	2,282	111,384
Devon Energy Corp.	7,771	311,462
Equitrans Midstream Corp.	10,932	112,709
International Seaways, Inc.	4,146	72,762
Marathon Oil Corp.	12,431	202,874
Ovintiv, Inc.	4,762	178,670
PDC Energy, Inc.	2,500	130,775
Targa Resources Corp.	3,545	193,805
Teekay Corp. (a)	22,628	80,103
Teekay Tankers Ltd. Class A (a)	5,518	76,590
World Fuel Services Corp.	2,324	70,952
		1,925,856
TOTAL ENERGY		2,201,608
FINANCIALS – 16.7%
Banks – 6.9%
Ameris Bancorp	1,741	91,211
Bank OZK	2,419	108,057
Brookline Bancorp, Inc.	4,372	70,171
Camden National Corp.	1,343	63,927

Quarterly Report	3

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Banks – continued
Cathay General Bancorp	2,081	$ 87,797
CIT Group, Inc.	1,996	98,862
Comerica, Inc.	2,082	177,157
ConnectOne Bancorp, Inc.	2,320	78,254
Customers Bancorp, Inc. (a)	1,645	87,662
Eagle Bancorp, Inc.	1,250	70,738
East West Bancorp, Inc.	2,061	163,808
First BanCorp	6,389	87,210
First Horizon Corp.	8,722	148,012
First Midwest Bancorp, Inc.	4,076	78,463
Fulton Financial Corp.	4,985	80,259
Great Southern Bancorp, Inc.	1,122	63,314
Great Western Bancorp, Inc.	2,241	76,306
Hancock Whitney Corp.	2,049	101,385
Hanmi Financial Corp.	3,170	70,342
Harborone Bancorp, Inc.	4,418	63,487
Hilltop Holdings, Inc.	2,253	79,846
HomeStreet, Inc.	1,598	75,362
Hope Bancorp, Inc.	5,134	74,905
Independent Bank Corp.	2,775	62,521
Lakeland Bancorp, Inc.	3,784	68,036
Meta Financial Group, Inc.	1,415	78,448
PacWest Bancorp	2,424	115,067
Popular, Inc.	1,517	123,544
Preferred Bank	1,047	71,793
QCR Holdings, Inc.	1,233	67,988
Sandy Spring Bancorp, Inc.	1,701	80,729
Sterling Bancorp	4,206	107,043
Synovus Financial Corp.	2,687	125,187
Towne Bank	2,398	75,585
UMB Financial Corp.	976	96,448
Umpqua Holdings Corp.	4,855	99,285
United Community Banks, Inc.	2,645	92,152
Univest Financial Corp.	2,250	64,575
Valley National Bancorp	7,917	104,979
WesBanco, Inc.	2,266	78,789
Western Alliance Bancorp	1,525	177,037
Wintrust Financial Corp.	1,277	113,014
Zions Bancorp NA	2,565	161,569
		4,060,324
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	727	122,049
Cboe Global Markets, Inc	1,451	191,445
Cowen, Inc. Class A	1,600	60,368
Evercore, Inc. Class A	799	121,320
Franklin Resources, Inc.	4,302	135,470
Houlihan Lokey, Inc.	1,103	123,624
Invesco Ltd.	5,754	146,209
Janus Henderson Group PLC	2,889	134,339
Jefferies Financial Group, Inc.	3,470	149,210

	Shares	Value

Moelis & Co. Class A	1,443	$ 104,964
Morningstar, Inc.	408	129,234
Open Lending Corp. Class A (a)	2,348	74,009
Oppenheimer Holdings, Inc.	1,307	68,029
SEI Investments Co.	1,986	125,198
Stifel Financial Corp.	1,799	131,093
Victory Capital Holdings, Inc. Class A	1,816	68,826
		1,885,387
Consumer Finance – 0.6%
Enova International, Inc. (a)	1,977	64,134
Navient Corp.	4,296	84,631
OneMain Holdings, Inc.	1,849	97,646
SLM Corp.	5,967	109,494
		355,905
Insurance – 4.5%
American Financial Group, Inc.	1,061	144,338
American National Group, Inc.	403	76,453
Assurant, Inc.	888	143,243
Athene Holding Ltd. Class A (a)	1,974	171,758
Brown & Brown, Inc.	3,189	201,258
Employers Holdings, Inc.	1,572	60,679
Enstar Group Ltd. (a)	333	76,850
Everest Re Group Ltd.	584	152,716
Fidelity National Financial, Inc.	3,895	186,609
First American Financial Corp.	1,827	133,627
Globe Life, Inc.	1,479	131,661
Loews Corp.	3,115	174,658
Mercury General Corp.	1,154	62,881
Old Republic International Corp.	4,813	124,320
Primerica, Inc.	731	122,983
Reinsurance Group of America, Inc.	1,086	128,235
Safety Insurance Group, Inc.	816	63,983
Selective Insurance Group, Inc.	1,222	95,768
Stewart Information Services Corp.	1,163	82,771
The Hanover Insurance Group, Inc.	737	92,862
Unum Group	4,038	102,848
WR Berkley Corp.	2,048	163,021
		2,693,522
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
AGNC Investment Corp.	8,443	134,413
Apollo Commercial Real Estate Finance, Inc.	4,703	71,203
Chimera Investment Corp.	5,731	89,461
		295,077
Thrifts & Mortgage Finance – 1.0%
Essent Group Ltd.	2,215	106,320
Flagstar Bancorp, Inc.	1,596	75,315
Merchants Bancorp	1,684	74,820
MGIC Investment Corp.	6,980	112,797
Provident Financial Services, Inc.	3,118	77,202
Radian Group, Inc.	4,218	100,684
Waterstone Financial, Inc.	2,863	59,178
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – continued
		606,316
TOTAL FINANCIALS		9,896,531
HEALTH CARE – 12.5%
Biotechnology – 2.2%
Acceleron Pharma, Inc. (a)	911	$ 158,678
Agios Pharmaceuticals, Inc. (a)	1,687	79,289
Alkermes PLC (a)	3,410	103,289
Blueprint Medicines Corp. (a)	1,139	128,126
CareDx, Inc. (a)	1,114	56,814
Denali Therapeutics, Inc. (a)	1,762	85,193
Eagle Pharmaceuticals, Inc. (a)	1,252	65,567
Exelixis, Inc. (a)	6,073	130,630
Intellia Therapeutics, Inc. (a)	943	125,400
Sage Therapeutics, Inc. (a)	1,717	69,298
United Therapeutics Corp. (a)	677	129,145
Vanda Pharmaceuticals, Inc. (a)	3,835	65,655
Vericel Corp. (a)	1,480	68,110
		1,265,194
Health Care Equipment & Supplies – 3.3%
AngioDynamics, Inc. (a)	2,285	65,351
AtriCure, Inc. (a)	1,078	80,915
Atrion Corp.	98	71,344
CONMED Corp.	693	101,372
DENTSPLY SIRONA, Inc.	2,946	168,541
Envista Holdings Corp. (a)	2,819	110,223
Globus Medical, Inc. Class A (a)	1,388	107,112
Hill-Rom Holdings, Inc.	1,016	157,378
ICU Medical, Inc. (a)	462	108,168
Inogen, Inc. (a)	1,055	41,831
Integer Holdings Corp. (a)	876	78,857
Integra LifeSciences Holdings Corp. (a)	1,418	94,240
LeMaitre Vascular, Inc.	1,094	56,899
LivaNova PLC (a)	1,091	83,701
Meridian Bioscience, Inc. (a)	2,896	54,474
Merit Medical Systems, Inc. (a)	1,262	84,882
Mesa Laboratories, Inc. (b)	229	70,005
Neogen Corp. (a)	2,215	93,717
Quidel Corp. (a)	731	97,055
Shockwave Medical, Inc. (a)	593	126,724
STAAR Surgical Co. (a)	782	92,636
		1,945,425
Health Care Providers & Services – 3.9%
Acadia Healthcare Co., Inc. (a)	1,687	104,594
Amedisys, Inc. (a)	575	97,370
AMN Healthcare Services, Inc. (a)	943	93,074
Chemed Corp.	265	127,796
CorVel Corp. (a)	423	77,502
Cross Country Healthcare, Inc. (a)	2,920	60,532
DaVita, Inc. (a)	1,087	112,222

	Shares	Value

Encompass Health Corp.	1,585	$ 100,743
Fulgent Genetics, Inc. (a)	643	53,317
HealthEquity, Inc. (a)	1,498	99,138
Henry Schein, Inc. (a)	2,036	155,449
LHC Group, Inc. (a)	579	77,928
ModivCare, Inc. (a)	409	66,573
Molina Healthcare, Inc. (a)	742	219,424
National HealthCare Corp.	802	56,092
Option Care Health, Inc. (a)	3,443	94,097
Owens & Minor, Inc.	2,058	73,841
Premier, Inc. Class A	2,187	85,184
Select Medical Holdings Corp.	2,372	78,798
Tenet Healthcare Corp. (a)	1,761	126,193
The Ensign Group, Inc.	1,111	86,669
Triple-S Management Corp. Class B (a)	2,409	85,014
Universal Health Services, Inc. Class B	1,083	134,400
US Physical Therapy, Inc.	569	61,372
		2,327,322
Health Care Technology – 0.8%
Allscripts Healthcare Solutions, Inc. (a)	4,412	60,797
Computer Programs & Systems, Inc. (a)	1,723	62,200
HealthStream, Inc. (a)	2,021	53,779
Omnicell, Inc. (a)	754	134,325
OptimizeRx Corp. (a)(b)	917	88,674
Vocera Communications, Inc. (a)	1,463	82,777
		482,552
Life Sciences Tools & Services – 1.2%
Bruker Corp.	1,610	129,283
Frontage Holdings Corp. (a)(c)	72,000	42,105
Medpace Holdings, Inc. (a)	554	125,509
Pacific Biosciences of California, Inc. (a)	3,324	88,020
Repligen Corp. (a)	687	199,573
Syneos Health, Inc. (a)	1,553	144,957
		729,447
Pharmaceuticals – 1.1%
Corcept Therapeutics, Inc. (a)	3,444	61,992
Innoviva, Inc. (a)	4,032	70,358
Jazz Pharmaceuticals PLC (a)	924	122,929
Perrigo Co. PLC	2,358	106,464
Phibro Animal Health Corp. Class A	2,432	53,358
Prestige Consumer Healthcare, Inc. (a)	1,419	85,126
Royalty Pharma PLC Class A	2,238	88,468
Supernus Pharmaceuticals, Inc. (a)	2,494	74,446
		663,141
TOTAL HEALTH CARE		7,413,081
INDUSTRIALS – 16.5%
Aerospace & Defense – 0.6%
Huntington Ingalls Industries, Inc.	595	120,624
Textron, Inc.	2,756	203,531
		324,155

Quarterly Report	5

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	1,750	$169,732
Forward Air Corp.	769	77,331
		247,063
Building Products – 2.3%
Advanced Drainage Systems, Inc.	855	96,444
Allegion PLC	1,178	151,137
AO Smith Corp.	1,889	138,029
Apogee Enterprises, Inc. (b)	1,365	57,234
Armstrong World Industries, Inc.	857	90,542
Carlisle Cos., Inc.	716	159,611
Lennox International, Inc.	457	136,771
Owens Corning	1,455	135,912
Simpson Manufacturing Co., Inc.	803	85,190
Trex Co., Inc. (a)	1,512	160,877
UFP Industries, Inc.	1,178	96,396
Zurn Water Solutions Corp.	1,888	68,497
		1,376,640
Commercial Services & Supplies – 0.9%
Brady Corp. Class A	1,280	66,675
Deluxe Corp.	1,441	51,400
Ennis, Inc.	2,539	48,089
Healthcare Services Group, Inc.	2,407	46,190
Herman Miller, Inc.	1,714	66,709
HNI Corp.	1,575	58,905
MSA Safety, Inc.	622	95,185
UniFirst Corp.	351	69,484
		502,637
Construction & Engineering – 1.8%
AECOM (a)	2,097	143,372
API Group Corp. (a)	3,405	74,161
Argan, Inc.	1,131	46,665
Comfort Systems USA, Inc.	926	84,701
EMCOR Group, Inc.	889	108,005
Granite Construction, Inc.	1,566	58,130
IES Holdings, Inc. (a)	1,035	51,595
MasTec, Inc. (a)	970	86,456
MYR Group, Inc. (a)	614	62,720
Primoris Services Corp.	2,088	56,272
Quanta Services, Inc.	1,779	215,757
Valmont Industries, Inc.	385	91,999
		1,079,833
Electrical Equipment – 1.6%
Acuity Brands, Inc.	591	121,409
Atkore, Inc. (a)	957	90,465
Encore Wire Corp.	718	96,255
EnerSys	857	68,594
GrafTech International Ltd.	5,384	57,609
Hubbell, Inc.	731	145,740
nVent Electric PLC	2,917	103,408
Regal Rexnord Corp.	783	119,274

	Shares	Value

Sensata Technologies Holding PLC (a)	2,263	$ 124,691
		927,445
Machinery – 4.5%
AGCO Corp.	909	111,089
Albany International Corp. Class A	820	66,133
Allison Transmission Holdings, Inc.	2,184	72,858
Crane Co.	914	94,398
Donaldson Co., Inc.	1,846	110,778
Energy Recovery, Inc. (a)	2,587	52,568
Federal Signal Corp.	1,728	73,976
Franklin Electric Co., Inc.	895	77,310
Graco, Inc.	2,142	161,036
Helios Technologies, Inc.	830	75,571
Hillenbrand, Inc.	1,686	76,646
ITT, Inc.	1,262	118,716
Kadant, Inc.	325	72,189
Lincoln Electric Holdings, Inc.	883	125,739
Lindsay Corp.	370	53,898
Mueller Industries, Inc.	1,584	83,382
Nordson Corp.	703	178,710
Oshkosh Corp.	1,040	111,280
Pentair PLC	2,150	159,035
Snap-on, Inc.	710	144,293
Terex Corp.	1,547	69,306
The Middleby Corp. (a)	751	137,012
The Timken Co.	1,229	87,198
The Toro Co.	1,396	133,276
Watts Water Technologies, Inc. Class A	537	102,041
Woodward, Inc.	936	105,721
		2,654,159
Marine – 0.1%
Matson, Inc.	1,041	86,695
Professional Services – 1.9%
ASGN, Inc. (a)	927	110,925
Booz Allen Hamilton Holding Corp.	1,833	159,214
CACI International, Inc. Class A (a)	413	118,795
CBIZ, Inc. (a)	1,864	68,428
Heidrick & Struggles International, Inc.	1,247	58,459
ICF International, Inc.	652	65,520
Kelly Services, Inc. Class A	2,281	41,126
Kforce, Inc.	908	58,802
Korn Ferry	1,162	89,718
ManpowerGroup, Inc.	901	87,082
Robert Half International, Inc.	1,514	171,188
Science Applications International Corp.	1,083	97,232
		1,126,489
Road & Rail – 1.1%
JB Hunt Transport Services, Inc.	1,050	207,050
Landstar System, Inc.	645	113,397
Ryder System, Inc.	1,083	92,001
Saia, Inc. (a)	434	135,686
XPO Logistics, Inc. (a)	1,498	128,528
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Road & Rail – continued
		676,662
Trading Companies & Distributors – 1.3%
Applied Industrial Technologies, Inc.	879	$ 85,685
BlueLinx Holdings, Inc. (a)	915	43,581
Boise Cascade Co.	1,208	68,397
McGrath RentCorp	841	60,670
MSC Industrial Direct Co., Inc. Class A	955	80,287
Rush Enterprises, Inc. Class A	1,389	72,339
Titan Machinery, Inc. (a)	1,786	50,758
Veritiv Corp. (a)	834	89,463
Watsco, Inc.	467	135,234
WESCO International, Inc. (a)	816	105,721
		792,135
TOTAL INDUSTRIALS		9,793,913
INFORMATION TECHNOLOGY – 12.5%
Communications Equipment – 0.8%
Ciena Corp. (a)	2,356	127,907
Juniper Networks, Inc.	4,891	144,382
NETGEAR, Inc. (a)	1,759	50,712
Netscout Systems, Inc. (a)	2,527	68,381
Viavi Solutions, Inc. (a)	5,276	81,251
		472,633
Electronic Equipment, Instruments & Components – 3.2%
Advanced Energy Industries, Inc.	915	84,015
Arrow Electronics, Inc. (a)	1,138	131,723
Avnet, Inc.	2,163	82,432
Badger Meter, Inc.	775	79,244
CTS Corp.	1,755	62,513
ePlus, Inc. (a)	645	71,318
Fabrinet (a)	897	86,112
Insight Enterprises, Inc. (a)	835	79,074
Jabil, Inc.	2,127	127,535
Kimball Electronics, Inc. (a)	2,513	72,249
Littelfuse, Inc.	427	125,773
Methode Electronics, Inc.	1,438	60,497
Novanta, Inc. (a)	703	121,310
OSI Systems, Inc. (a)	682	63,501
Plexus Corp. (a)	852	74,397
Rogers Corp. (a)	441	88,694
Sanmina Corp. (a)	1,934	73,008
ScanSource, Inc. (a)	2,085	74,601
SYNNEX Corp.	800	84,000
TTM Technologies, Inc. (a)	4,547	60,202
Vishay Intertechnology, Inc.	3,532	67,885
Vontier Corp.	3,147	106,463
		1,876,546
IT Services – 2.7%
Alliance Data Systems Corp.	1,020	86,955
Amdocs Ltd.	1,895	147,507

	Shares	Value

Concentrix Corp.	693	$ 123,132
Conduent, Inc. (a)	9,564	64,557
CSG Systems International, Inc.	1,408	70,470
DXC Technology Co. (a)	3,708	120,770
Euronet Worldwide, Inc. (a)	884	99,176
EVERTEC, Inc.	1,673	75,636
ExlService Holdings, Inc. (a)	752	92,218
Genpact Ltd.	2,652	130,876
Jack Henry & Associates, Inc.	1,009	167,978
MAXIMUS, Inc.	1,174	99,285
Perficient, Inc. (a)	815	100,734
The Hackett Group, Inc.	3,111	65,767
The Western Union Co.	6,158	112,199
TTEC Holdings, Inc.	649	61,259
		1,618,519
Semiconductors & Semiconductor Equipment – 1.9%
Amkor Technology, Inc.	2,871	62,932
Brooks Automation, Inc.	1,259	146,611
Cirrus Logic, Inc. (a)	1,188	96,002
Diodes, Inc. (a)	974	93,592
Kulicke & Soffa Industries, Inc.	1,421	80,997
MKS Instruments, Inc.	850	127,542
Onto Innovation, Inc. (a)	1,170	92,676
Photronics, Inc. (a)	4,314	56,039
Power Integrations, Inc.	1,078	111,260
Rambus, Inc. (a)	3,074	71,532
Ultra Clean Holdings, Inc. (a)	1,472	72,967
Universal Display Corp.	621	113,767
		1,125,917
Software – 3.7%
ACI Worldwide, Inc. (a)	2,663	81,701
Alarm.com Holdings, Inc. (a)	1,016	85,608
American Software, Inc. Class A	2,528	73,135
Aspen Technology, Inc. (a)	982	153,870
Blackbaud, Inc. (a)	1,175	83,437
CDK Global, Inc.	2,234	97,224
CommVault Systems, Inc. (a)	1,105	67,957
Consensus Cloud Solutions, Inc. (a)	250	15,833
Dolby Laboratories, Inc. Class A	1,137	100,454
Dropbox, Inc. Class A (a)	4,400	134,156
Five9, Inc. (a)	870	137,469
InterDigital, Inc.	1,021	68,356
Manhattan Associates, Inc. (a)	910	165,201
NCR Corp. (a)	2,508	99,166
Paylocity Holding Corp. (a)	583	177,897
Progress Software Corp.	1,523	78,297
Qualys, Inc. (a)	802	99,833
SPS Commerce, Inc. (a)	781	119,282
Teradata Corp. (a)	2,029	114,760
VMware, Inc. Class A (a)	1,076	163,229
Xperi Holding Corp.	3,417	61,233
		2,178,098

Quarterly Report	7

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 0.2%
Avid Technology, Inc. (a)	2,146	$61,461
Xerox Holdings Corp.	3,721	66,234
		127,695
TOTAL INFORMATION TECHNOLOGY		7,399,408
MATERIALS – 5.4%
Chemicals – 2.1%
AdvanSix, Inc. (a)	1,543	74,990
Avient Corp.	1,822	98,169
Balchem Corp.	647	99,049
CF Industries Holdings, Inc.	3,010	170,968
Minerals Technologies, Inc.	894	63,420
NewMarket Corp.	213	72,422
Olin Corp.	2,317	132,023
Sensient Technologies Corp.	922	88,143
The Chemours Co.	2,918	81,762
Trinseo PLC	1,261	70,692
Tronox Holdings PLC Class A	3,546	82,693
Valvoline, Inc.	3,150	106,974
Westlake Chemical Corp.	882	85,854
		1,227,159
Construction Materials – 0.3%
Eagle Materials, Inc.	707	104,891
Summit Materials, Inc. Class A (a)	2,448	87,271
		192,162
Containers & Packaging – 1.5%
AptarGroup, Inc.	967	116,794
Berry Global Group, Inc. (a)	1,985	130,097
Crown Holdings, Inc.	1,719	178,759
Greif, Inc. Class A	998	64,551
Sealed Air Corp.	2,229	132,224
Sonoco Products Co.	1,658	96,081
Westrock Co.	3,419	164,454
		882,960
Metals & Mining – 1.1%
Cleveland-Cliffs, Inc. (a)	6,255	150,808
Reliance Steel & Aluminum Co.	900	131,544
Schnitzer Steel Industries, Inc. Class A	1,173	63,107
Steel Dynamics, Inc.	2,618	172,997
SunCoke Energy, Inc.	7,204	52,013
United States Steel Corp.	4,245	112,026
		682,495
Paper & Forest Products – 0.4%
Louisiana-Pacific Corp.	1,823	107,429
Resolute Forest Products, Inc.	4,530	53,273
Schweitzer-Mauduit International, Inc.	1,451	50,553
		211,255
TOTAL MATERIALS		3,196,031

	Shares	Value
REAL ESTATE – 8.6%
Equity Real Estate Investment Trusts (REITs) – 8.2%
Agree Realty Corp.	1,126	$ 80,014
American Campus Communities, Inc.	2,038	109,481
American Homes 4 Rent Class A	3,416	138,690
Brandywine Realty Trust	4,361	57,783
Brixmor Property Group, Inc.	4,376	102,573
Camden Property Trust	1,168	190,501
CareTrust REIT, Inc.	2,492	51,709
City Office REIT, Inc.	3,273	62,089
Columbia Property Trust, Inc.	3,448	66,098
Cousins Properties, Inc.	2,339	92,648
CubeSmart	2,623	144,291
EastGroup Properties, Inc.	584	115,504
Equity Lifestyle Properties, Inc.	2,040	172,400
Essential Properties Realty Trust, Inc.	2,306	68,696
Federal Realty Investment Trust	975	117,341
First Industrial Realty Trust, Inc.	1,888	109,938
Four Corners Property Trust, Inc.	1,996	57,884
Gaming and Leisure Properties, Inc.	2,831	137,275
Healthcare Realty Trust, Inc.	2,491	82,352
Healthcare Trust of America, Inc. Class A	3,381	112,892
Highwoods Properties, Inc.	1,772	79,457
Industrial Logistics Properties Trust	1,992	55,955
Iron Mountain, Inc.	3,556	162,296
Kilroy Realty Corp.	1,566	105,517
Kimco Realty Corp.	7,390	167,014
Kite Realty Group Trust	2,661	54,018
Lamar Advertising Co. Class A	1,162	131,538
Life Storage, Inc.	1,020	136,486
LTC Properties, Inc.	1,400	44,604
National Health Investors, Inc.	975	52,436
National Retail Properties, Inc.	2,405	109,091
National Storage Affiliates Trust	1,361	85,008
Omega Healthcare Investors, Inc.	3,235	94,980
Piedmont Office Realty Trust, Inc. Class A	3,168	56,264
PotlatchDeltic Corp.	1,355	70,826
Preferred Apartment Communities, Inc. Class A	3,742	47,187
PS Business Parks, Inc.	430	76,411
Regency Centers Corp.	2,061	145,115
Retail Opportunity Investments Corp.	3,224	57,291
Rexford Industrial Realty, Inc.	1,827	122,774
RPT Realty	3,676	48,854
Sabra Health Care REIT, Inc.	4,132	58,468
SL Green Realty Corp.	1,174	82,262
Spirit Realty Capital, Inc.	1,800	88,074
STAG Industrial, Inc.	2,381	103,645
STORE Capital Corp.	3,259	111,881
Tanger Factory Outlet Centers, Inc.	3,063	51,458
UDR, Inc.	3,464	192,356
Urstadt Biddle Properties, Inc. Class A	2,213	43,463
8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
WP Carey, Inc.	2,115	$ 163,088
		4,867,976
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc. (a)	630	162,685
Realogy Holdings Corp. (a)	3,184	55,147
The RMR Group, Inc. Class A	1,107	38,512
		256,344
TOTAL REAL ESTATE		5,124,320
UTILITIES – 2.9%
Electric Utilities – 1.4%
ALLETE, Inc.	1,196	73,602
Hawaiian Electric Industries, Inc.	2,191	88,867
IDACORP, Inc.	957	99,834
NRG Energy, Inc.	3,524	140,572
OGE Energy Corp.	3,360	114,475
Otter Tail Corp.	1,339	83,032
Pinnacle West Capital Corp.	1,707	110,085
Portland General Electric Co.	1,868	92,111
		802,578
Gas Utilities – 0.8%
Chesapeake Utilities Corp.	564	73,923
National Fuel Gas Co.	1,851	106,303
New Jersey Resources Corp.	2,223	84,052
Spire, Inc.	1,184	74,308
UGI Corp.	3,054	132,574
		471,160
Independent Power and Renewable Electricity Producers – 0.2%
Clearway Energy, Inc. Class C	2,688	95,370
Multi-Utilities – 0.4%
Avista Corp.	1,838	73,171
MDU Resources Group, Inc.	3,479	106,909
NorthWestern Corp. (b)	1,301	73,975
		254,055

	Shares	Value

Water Utilities – 0.1%
California Water Service Group	1,251	$ 76,161
TOTAL UTILITIES		1,699,324
TOTAL COMMON STOCKS (Cost $53,747,002)		58,991,439
Money Market Funds – 0.5%

Fidelity Cash Central Fund, 0.06% (d)	97,380	97,400
Fidelity Securities Lending Cash Central Fund, 0.06% (d)(e)	200,905	200,925
TOTAL MONEY MARKET FUNDS (Cost $298,325)		298,325
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $54,045,327)		59,289,764
NET OTHER ASSETS (LIABILITIES) (f) – 0.1%		65,952
NET ASSETS – 100.0%		$59,355,716

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,105 or 0.1% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $19,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	3	December 2021	$344,295	$4,605	$4,605
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Quarterly Report	9

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$25,839	$ 711,515	$ 639,954	$ 872	$—	$—	$ 97,400	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	92,825	1,432,516	1,324,416	1,167	—	—	$200,925	0.0%
Total	$118,664	$2,144,031	$1,964,370	$2,039	$—	$—	$298,325
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
10	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	11

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
12	Quarterly Report